BUSINESS COMBINATIONS - Schedule of Net Assets Acquired (Details) - USD ($) $ in Millions							12 Months Ended
	Dec. 02, 2024	Oct. 01, 2024	Sep. 03, 2024	Jun. 03, 2024	Dec. 29, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Accrued consideration							$ 31	$ 11	$ 1
Goodwill							2,894	2,471	$ 2,382
Other noncurrent liabilities				$ (6)
Elevated Acquisition
Business Combination [Line Items]
Cash paid at closing				572
Cash deposited into escrow				6
Total net consideration				578
Cash and cash equivalents				7
Accounts receivable				28
Contract assets				18
Other current assets				7
Property and equipment				4
Operating lease right-of-use assets				2
Intangible assets				222
Goodwill				393
Accounts payable				(12)
Other accrued liabilities				(12)
Contract liabilities				(15)
Current and noncurrent operating and finance lease liabilities				(4)
Deferred tax liabilities				(54)
Net assets acquired				$ 578
Acquisition A24
Business Combination [Line Items]
Cash paid at closing			$ 24
Cash deposited into escrow			0
Accrued consideration			9
Total net consideration			33
Cash and cash equivalents			6
Accounts receivable			15
Contract assets			0
Other current assets			2
Property and equipment			3
Intangible assets			8
Goodwill			9
Accounts payable			(2)
Other accrued liabilities			(3)
Contract liabilities			(5)
Deferred tax liabilities			0
Net assets acquired			$ 33
Acquisition B24
Business Combination [Line Items]
Cash paid at closing		$ 99
Cash deposited into escrow		2
Accrued consideration		0
Total net consideration		101
Cash and cash equivalents		0
Accounts receivable		19
Contract assets		2
Other current assets		3
Property and equipment		3
Intangible assets		37
Goodwill		50
Accounts payable		(4)
Other accrued liabilities		(6)
Contract liabilities		(1)
Deferred tax liabilities		(2)
Net assets acquired		$ 101
Acquisition C24
Business Combination [Line Items]
Cash paid at closing	$ 26
Cash deposited into escrow	0
Accrued consideration	7
Total net consideration	33
Cash and cash equivalents	2
Accounts receivable	13
Contract assets	0
Other current assets	1
Property and equipment	0
Intangible assets	10
Goodwill	17
Accounts payable	(2)
Other accrued liabilities	(6)
Contract liabilities	0
Deferred tax liabilities	(2)
Net assets acquired	$ 33
Other 2024 acquisitions
Business Combination [Line Items]
Cash paid at closing							63
Cash deposited into escrow							0
Accrued consideration							13
Total net consideration							76
Cash and cash equivalents							1
Accounts receivable							1
Contract assets							0
Other current assets							0
Property and equipment							3
Intangible assets							32
Goodwill							44
Accounts payable							0
Other accrued liabilities							(1)
Contract liabilities							(2)
Deferred tax liabilities							(2)
Net assets acquired							$ 76
Acquisition A23
Business Combination [Line Items]
Cash paid at closing						$ 30
Cash deposited into escrow						5
Accrued consideration						3
Total net consideration						38
Cash and cash equivalents						0
Accounts receivable						6
Contract assets						1
Other current assets						0
Intangible assets						13
Goodwill						21
Other accrued liabilities						0
Contract liabilities						(3)
Net assets acquired						$ 38
Acquisition B23
Business Combination [Line Items]
Cash paid at closing					$ 27
Cash deposited into escrow					0
Accrued consideration					5
Total net consideration					32
Cash and cash equivalents					1
Accounts receivable					7
Contract assets					2
Other current assets					0
Intangible assets					11
Goodwill					18
Other accrued liabilities					(2)
Contract liabilities					(5)
Net assets acquired					$ 32
Other 2023 acquisitions
Business Combination [Line Items]
Cash paid at closing								22
Cash deposited into escrow								0
Accrued consideration								2
Total net consideration								24
Cash and cash equivalents								0
Accounts receivable								0
Contract assets								0
Other current assets								1
Intangible assets								11
Goodwill								14
Other accrued liabilities								0
Contract liabilities								(2)
Net assets acquired								$ 24